STOCK-BASED COMPENSATION - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 02, 2015	Oct. 02, 2014	Oct. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Oct. 02, 2013	Jun. 18, 2013	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
common stock, shares, issued				92,702,854		92,702,854		72,076,487	60,145,237
Increase In Aggregate Number Of Shares											3,000,000
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term						5 years 4 months 10 days
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price						$ 0.19
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, minimum				76.60%		76.60%		77.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, maximum				119.40%		119.40%		134.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, minimum				0.25%		0.25%		0.83%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, maximum				2.40%		2.40%		2.52%
Share based compensation arrangement by share based payment award fair value assumptions expected forfeiture rate				0.00%		0.00%		0.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate				0.00%		0.00%		0.00%
Share-based compensation arrangement by share-based payment award, number of shares available for grant				1,257,544		1,257,544		1,361,985
Allocated share-based compensation expense								$ 1,101,000	$ 288,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition								2 years 11 days
Common Stock, Shares Authorized				300,000,000		300,000,000		300,000,000	300,000,000
Stock Issued During Period, Shares, New Issues	454,387					454,387
Restricted Stock or Unit Expense								$ 95,000	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						2,987,500
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense				$ 122,342	$ 112,304	$ 396,668	$ 461,312	629,000	38,000
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense				$ 128,013	132,941	$ 462,958	287,287	$ 472,000	$ 250,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price						$ 0.22
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term				10 years		10 years		10 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price						$ 0.17
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term				1 year		1 year		2 years 4 months 24 days
Employees And Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense				$ 250,000		$ 859,626
Stock Issued During Period, Shares, New Issues								5,304,212
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						7,254,212
Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense					$ 245,000		$ 748,600
Stock Issued During Period, Shares, New Issues								3,565,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						4,602,500		2,465,000
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								3,404,212
Employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price								$ 0.37
Employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price								$ 0.17
2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
common stock, shares, issued											7,825,388
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, total				$ 549,278		$ 549,278		$ 965,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition						1 year 8 months 19 days
Common Stock, Shares Authorized		13,114,256								10,231,197	10,231,197
Share-based compensation arrangement by share-based payment award, number of additional shares authorized		2,883,059	2,405,809
2013 Stock Incentive Plan | Employees And Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						1,950,000
2013 Stock Incentive Plan | Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period						3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						1,037,500
2013 Stock Incentive Plan | Consultants | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term						10 years		10 years
Share-based compensation arrangement by share-based payment award, award vesting period								3 years
2013 Stock Incentive Plan | Consultants | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term						1 year		3 years
Share-based compensation arrangement by share-based payment award, award vesting period								1 year
2009 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
common stock, shares, issued												707,460
2009 Stock Incentive Plan | Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional Common Stock Shares Subject To Vesting Issued								116,973
2009 Stock Incentive Plan | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Shares Subject To Vesting Issued								579,026